Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2025
Convertible Notes [Line Items]
Schedule of Fixed Conversion Prices

The holder of the Notes shall have the right, at such holder’s sole discretion, to convert all or any portion of the convertible notes into Class A ordinary shares at any time after September 23, 2024 at following fixed conversion prices.

Initial Conversion Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.66
Third Closing of First Tranche	3.06
First Closing of Second Tranche	1.70

Convertible Note [Member]
Convertible Notes [Line Items]
Schedule of Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s derivate liabilities at their measurement dates:

	First Closing of First Tranche	Second Closing of First Tranche	Third Closing of First Tranche	First Closing of Second Tranche
Issuance Date	On September 24, 2024	On October 7, 2024	On December 12, 2024	On February 20, 2025
Risk-free rate	3.86%~4.02%	4.28%~4.41%	4.34%~4.35%	4.29%~4.33%
Estimated volatility rate	37.57%~42.09%	38.86%~45.27%	38.52%~43.00%	31.36%~38.94%
Dividend yield	0%	0%	0%	0%
Bond yield	8.32%	8.62%	8.66%	8.69%

	First Closing of First Tranche	First Closing of First Tranche	Second Closing of First Tranche	Second Closing of First Tranche	Second Closing of First Tranche	Second Closing of First Tranche
Extinguishment date or Balance sheet date	On November 22, 2024	On December 6, 2024	On December 6, 2024	On December 23, 2024	On January 23, 2025	On February 24, 2025
Risk-free rate	4.53%	4.32%~4.42%	4.41%	4.39%~4.41%	4.28%	4.29%
Estimated volatility rate	37.60%	38.04%~43.99%	39.17%~48.45%	44.96%~49.86%	34.85%~37.20%	34.51%~35.04%
Dividend yield	0%	0%	0%	0%	0%	0%
Bond yield	8.32%	8.64%	8.64%	8.81%	8.70%	8.62%

	Third Closing of First Tranche	Third Closing of First Tranche	Third Closing of First Tranche	Third Closing of First Tranche	Third Closing of First Tranche
Extinguishment date or Balance sheet date	On February 24, 2025	On April 1, 2025	On April 23, 2025	On May 23, 2025	On June 23, 2025
Risk-free rate	4.26%~4.29%	4.15%~4.24%	4.08%~4.10%	4.10~4.29%	4.25%
Estimated volatility rate	30.21%~40.01%	21.78%~36.67%	35.13%~40.10%	38.65%~42.77%	38.52%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.62%	8.49%	8.63%	8.65%	8.51%

	First Closing of Second Tranche	First Closing of Second Tranche	First Closing of Second Tranche	First Closing of Second Tranche
Extinguishment date or Balance sheet date	On April 15, 2025	On June 3, 2025	On June 16, 2025	On June 30, 2025
Risk-free rate	4.02%~4.11%	4.17%~4.23%	4.20%~4.26%	4.04%~4.09%
Estimated volatility rate	28.96%~40.19%	28.62%~44.44%	30.60%~40.75%	28.25%~39.62%
Dividend yield	0%	0%	0%	0%
Bond yield	8.63%	8.62%	8.59%	8.38%